UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Securities Associates, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott McCuaig
Title: President, Private Client Group & Chief Operating Officer
Phone: (314) 342-2844
Signature, Place, and Date of Signing:

    Scott McCuaig     St. Louis, Missouri          Marchr 31, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

CENTURY SECURITIES ASSOCIATES, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 03/31/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   59

FORM 13F INFORMATION TABLE VALUE TOTAL:   $13,999,367

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 03/31/10

ISSUER	CLASS	CUSIP	FAIR MARKET VALUE	QUANTITY	DISCRETION
AER ENERGY RES INC      	COM	944108	70.73	41609	SOLE
ALPHA NATURAL RESOURCE  	COM	02076X102   	266911.5	5350	SOLE
ALTRIA GROUP INC        	COM	02209S103   	251657.28	12264	SOLE
AMERICAN TOWER CORP     	COM	29912201	213050	5000	SOLE
AMPHENOL CORP           	COM	32095101	204621.5	4850	SOLE
APPLE INC               	COM	37833100	345450	1470	SOLE
AT&T INC                	COM	00206R102   	266694.64	10321	SOLE
BANK AMER CORP          	PRF	60505559	361853.15	13955	SOLE
BANK OF AMERICA CORP    	COM	60505104	321764.1	18026	SOLE
BOEING COMPANY          	COM	97023105	347874.51	4791	SOLE
CHEVRON CORP            	COM	166764100	227035.02	2994	SOLE
CHICAGO BRIDGE & IRON   	COM	167250109	223296	9600	SOLE
CHICO'S FAS INC         	COM	168615102	183177.26	12703	SOLE
CHINA TEL GROUP INC     	COM	16944J103   	5500	10000	SOLE
COACH INC               	COM	189754104	212064.32	5366	SOLE
CUMMINS INC             	COM	231021106	278775	4500	SOLE
DANAHER CORP            	COM	235851102	224786.83	2813	SOLE
DEUTSCHE BANK CONTINGENT	PRF	25153X208   	200112.5	8750	SOLE
DISC MOTION          WTS	WAR	            	0	40000	SOLE
DISC MOTION TECHNOLGIES 	CVB	            	60000	60000	SOLE
DISC MOTION TECHNOLOGIES	COM	            	75000	50000	SOLE
EDWARDS LIFESCIENCES    	COM	2.82E+112	247200	2500	SOLE
GENERAL ELECTRIC CAPITAL	PRF	369622485	244112.25	9745	SOLE
GENERAL ELECTRIC COMPANY	COM	369604103	323869	17795	SOLE
HEWLETT-PACKARD COMPANY 	COM	428236103	215257.5	4050	SOLE
HONEYWELL INTL INC      	COM	438516106	211863.6	4680	SOLE
HUDSON CITY BANCORP INC 	COM	443683107	154453	10900	SOLE
ING GROEP N V           	PRF	456837202	205865.92	9656	SOLE
INTEL CORP              	COM	458140100	406591.89	18241	SOLE
INTERNATIONAL BUSINESS  	COM	459200101	314469	2452	SOLE
INVERNESS MED INNOVATION	COM	46126P106   	212277.5	5450	SOLE
ISHARES IBOXX           	ETF	464287242	309165.71	2923	SOLE
ISHARES TR              	ETF	464287598	310663.09	5087	SOLE
ISHARES TR              	ETF	464287614	332220.25	6395	SOLE
ISHARES TR DOW JONES US 	ETF	464287739	373549.12	7504	SOLE
ISHARES TR MSCI         	ETF	464287234	294057	6981	SOLE
ISHARES TRUST           	ETF	464288687	381043.52	9841	SOLE
ISHARES TRUST IBOXX $   	ETF	464288513	218450.64	2472	SOLE
JOHNSON & JOHNSON       	COM	478160104	283424.4	4347	SOLE
KINDER MORGAN ENERGY    	COM	494550106	268222	4100	SOLE
KV PHARMACEUTICAL       	COM	482740206	84654.24	48099	SOLE
MANITOWOC COMPANY INC   	COM	563571108	197600	15200	SOLE
MCDONALDS CORP          	COM	580135101	275620.32	4131	SOLE
NATIONAL CITY CORP      	CVB	635405AW3   	10175	10000	SOLE
PPLUS TRUST             	PRF	73941X874   	290612	13580	SOLE
PROCTER & GAMBLE COMPANY	COM	742718109	274212.18	4334	SOLE
RACKSPACE INC           	COM	750086100	187300	10000	SOLE
SAND RIDGE GOLF CLUB    	COM	            	91965.27	91965.2786	SOLE
SCRIPPS NETWORKS        	COM	811065101	230620	5200	SOLE
SECTOR SPDR TR SBI      	ETF	81369Y803   	383968.2	16622	SOLE
SECTOR SPDR TR SBI      	ETF	81369Y605   	254386.55	15949	SOLE
SECTOR SPDR TR SBI      	ETF	81369Y407   	219830.96	6694	SOLE
SOCIEDAD QUIMICA Y      	COM	833635105	203775.5	5450	SOLE
SPDR GOLD TRUST         	COM	78463V107   	269651.25	2475	SOLE
TEVA PHARMACEUTICAL     	COM	881624209	300260.8	4760	SOLE
VANGUARD SMALL CAP      	ETF	922908595	223913.7	3429	SOLE
VERIZON COMMUNICATIONS  	COM	92343V104   	442345.2	14260	SOLE
WAL-MART STORES INC     	COM	931142103	255815.6	4601	SOLE
WELLS FARGO & CO NEW    	COM	949746101	226211.28	7269	SOLE